Taxation - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	¥ 3,401	$ 494	¥ 5,973
Net deferred tax liabilities after offsetting	(111)	$ (16)	(108)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,942		10,609
Deferred tax liabilities	(6,541)		(4,636)
Net deferred tax liabilities after offsetting	(111)		(108)
Carrying amount [member] | More than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	7,931		8,011
Deferred tax liabilities	(5,770)		(4,079)
Net deferred tax liabilities after offsetting	(111)		(108)
Carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,011		2,598
Deferred tax liabilities	¥ (771)		¥ (557)